PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                              STRONG INCOME FUNDS

                                 INVESTOR CLASS


                                STRONG BOND FUND

                           STRONG CORPORATE BOND FUND

                       STRONG GOVERNMENT SECURITIES FUND

                          STRONG HIGH-YIELD BOND FUND

                          STRONG SHORT-TERM BOND FUND

                     STRONG SHORT-TERM HIGH YIELD BOND FUND


              Supplement to the Prospectus dated February 29, 2000



STRONG CORPORATE BOND FUND

Effective June 30, 2000, Messrs. John T. Bender and Jeffrey A. Koch are the

co-managers of the Corporate Bond Fund.






             The date of this Prospectus Supplement is July 24, 2000.


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